Consolidated Balance Sheet (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Held-to-maturity securities, fair value	$ 45,140,000,000	$ 38,368,000,000
Securities, pledged as collateral	856,000,000	2,100,000,000
Mortgage loans, carried at fair value	4,774,000,000	3,263,000,000
Time deposits	100,000	100,000
Common stock, par value	$ 0.01	$ 0.01
Common stock, share - authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	339,859,034	300,977,274
Time deposits greater than 250,000	5,000,000,000	3,100,000,000
Held-to-maturity Securities [Member]
Securities, pledged as collateral	526,000,000	994,000,000
Available-for-Sale Securities [Member]
Securities, pledged as collateral	330,000,000	1,106,000,000
Trading Securities [Member]
Securities, pledged as collateral	$ 157,000,000	$ 111,000,000